Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ 14,332	$ (1,421)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Deferred income taxes	(9,803)
Income from investments in unconsolidated entities	(2,779)
Loan discount amortization and fee accretion	(702)
Depreciation and amortization	2	5
Payment-in-kind interest income	(119)
Debt issuance cost amortization	47
Stock-based compensation	254	586
Other non-cash gain		(24)
Change in fair value of warrants	190
Changes in operating assets and liabilities:
Accounts receivable	(331)	(197)
Restricted cash	1,000	(1,000)
Prepaid expenses and other assets	19	30
Interest reserve	(1,000)	1,000
Accounts payable and other liabilities	234	(94)
Net cash provided by (used in) operating activities	1,344	(1,115)
Cash flows from investing activities:
Issuance of finance receivables	(29,630)	(6,500)
Repayment of finance receivables	7,212
Investment in unconsolidated entities		(13,000)
Distributions on investments in unconsolidated entities	5,354
Investment in marketable investments	(3,000)
Purchases of property and equipment	(4)	(4)
Net cash used in investing activities	(20,068)	(19,504)
Cash flows from financing activities:
Contributions from non-controlling interests		7,000
Net proceeds from loan credit agreement	4,661
Distribution to non-controlling interests	(2,857)
Net cash provided by financing activities	1,804	7,000
Net decrease in cash and cash equivalents	(16,920)	(13,619)
Cash and cash equivalents at beginning of period	24,584	38,203
Cash and cash equivalents at end of period	$ 7,664	$ 24,584